Equity Incentive Plans - Company's Equity Incentive Plans (Details) $ in Thousands	4 Months Ended	6 Months Ended
	May 09, 2016 shares	Jun. 30, 2016 USD ($) shares	Jun. 20, 2016	Jun. 30, 2015 USD ($) shares
Equity Incentive Plans [Line Items]
Number of shares granted		690,000		135,230
Share based compensation | $		$ 2,285		$ 1,407
Total unrecognised compensation cost relating to restricted share awards | $		1,000
Total unrecognised compensation cost relating to non-vested share option | $		$ 557
Weighted average remaining term for non-vested restricted share awards		3 months 17 days
Weighted average remaining term for non-vested share option awards		3 years 9 months 13 days
Equity Incentive Plan 2016
Equity Incentive Plans [Line Items]
Shares reserved for issuance	940,000
Number of shares granted	690,000
Vest within the third quarter of 2016 | Equity Incentive Plan 2016
Equity Incentive Plans [Line Items]
Number of shares granted	650,000
Vest on March 1, 2018 | Equity Incentive Plan 2016
Equity Incentive Plans [Line Items]
Number of shares granted	40,000
Reverse stock split
Equity Incentive Plans [Line Items]
Reverse stock split, Conversion ratio			5